PRINCIPAL ACCOUNTING POLICIES - Additional Policies (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Principal accounting policies
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Appropriations to the statutory reserve fund by subsidiaries and VIEs	¥ 0	0	0
Total appropriations to the statutory common reserve fund	128	2,447	2,329
Appropriations to the statutory common welfare fund	0	0	0
Net assets not distributable	¥ 522,078	¥ 521,951
Aggregate net assets not distributable as percentage of total consolidated net assets	10.50%	12.70%
Number of operating segments | segment	1
Number of reportable segments | segment	1
Government subsidies recognized	¥ 97,092	¥ 70,625	¥ 58,345
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%